Loans - Additional Information (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2023 USD ($)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans provided as collateral for borrowings	₨ 1,927,514.2		₨ 372,013.8	$ 23,451.9
Purchased financing receivable outstanding	1,024,684.4		836,172.8
Loans receivable restructured due to unexpected event	86,100.0	$ 1,100.0	229,800.0
Retail Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable restructured due to unexpected event	220,000.0		81,400.0
Wholesale Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable restructured due to unexpected event	₨ 9,800.0		₨ 4,700.0
Current Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of days past due up to which loans	90 days			90 days
Crop related agricultural loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of days past due up to which loans	366 days			366 days
HDB Retail Business Banking [Member] | Retail Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
TDR modifications carrying value	₨ 0.0